Annual Fund Operating Expenses - Invesco AMT-Free Municipal Income Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.13%
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.84%
Class C
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.60%
Class Y
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.60%
Class R6
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Interest	0.08%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.52%